UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
 BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—152.4%
		Multi-State—7.4%
$1,000	[1]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	$1,037,080
		New Jersey—125.9%
1,000		Delaware River Port Auth. of Pennsylvania & New Jersey, Hwy. Impvts. Hwy. Tolls RB, 5.75%, 1/01/26, FSA	1,039,660
		Econ. Dev. Auth.,
1,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	1,059,970
60		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	60,937
110		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	112,070
140		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	139,819
1,000		Hlth., Hosp. & Nursing Home RB, Winchester Gardens Proj., Ser. A, 5.80%, 11/01/31	1,035,770
925		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	976,633
100		Pub. Impvts. Misc. RB, Newark Downtown Dist. Mgt. Corp. Proj., 5.125%, 6/15/37	99,464
500		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	508,325
900		Trans. Impvts. RB, New Jersey Econ. Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	945,909
		Edl. Facs. Auth.,
100		Coll. & Univ. RB, Georgian Court Univ. Proj., Ser. D, 5.00%, 7/01/33	100,151
100		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/32, FGIC	104,817
300		Univ. & Coll. Impvts. RB, Richard Stockton Coll. Proj., Ser. F, 5.00%, 7/01/31, MBIA	313,371
250		Univ. & Coll. Impvts. RB, Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	247,820
250		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	239,445
100		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	94,714
		Hlth. Care Facs. Fing. Auth.,
1,000		Hlth., Hosp. & Nursing Home Impvts. RB, Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	1,040,820
840		Hlth., Hosp. & Nursing Home Impvts. RB, St. Barnabas Hlth. Proj., Zero Coupon, 7/01/36	167,714
250		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., 5.00%, 7/01/29	247,363
900		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Ser. B, Zero Coupon, 7/01/37	169,956
1,000		Hlth., Hosp. & Nursing Home RB, St. Joseph's Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	1,011,180
1,000		Hudson Cnty. Impvt. Auth., Recreational Fac. Impvts. Misc. RB, Ser. A-1, Zero Coupon, 12/15/32, MBIA	295,720
		Middlesex Cnty. Impvt. Auth.,
200		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	208,628
1,000		Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/35	1,008,240
900		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	865,395
500		Old Brdg. Twnshp. Brd. of Ed., Ad Valorem Ppty. Tax GO, 4.375%, 7/15/32, MBIA	486,435
1,000		Passaic Valley Sewage Commissioners,Swr. GO, Ser. E, 5.75%, 12/01/21, AMBAC	1,051,330
100		Perth Amboy, Ad Valorem Ppty. Tax GO, Zero Coupon, 7/01/34, FSA	80,781
500		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 132, 5.00%, 9/01/33	515,400
300		Rutgers St. Univ., Univ. & Coll. Impvts. RB, Ser. E, 5.00%, 5/01/34, FGIC	310,926
100		Salem Cnty. Impt. Auth., Econ. Impvts. Pking. Fac. Impvts. RB, Finlaw St. Off. Bldg. Proj., 5.25%, 8/15/38, FSA	107,172
490		South Jersey Transp. Auth., Hwy. Impvts. Trans. RB, Ser. A, 4.50%, 11/01/35, FGIC	484,556
		Tobacco Settlement Fing. Corp.,
750	[2]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	823,860
350		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	322,227
600		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	88,344
		Tpke. Auth., Hwy. Tolls RB,
840	[3]	Ser. C, 6.50%, 1/01/16, AMBAC	957,323
160		Ser. C, 6.50%, 1/01/16, AMBAC	181,746
			17,503,991
		Puerto Rico—19.1%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 7/01/30	524,650
		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
350	[2]	Ser. RR, 5.00%, 7/01/15, FGIC	375,750
250		Ser. TT, 5.00%, 7/01/32	256,680
80		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	89,673
600		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	606,234
		Infrastructure Fing. Auth.,
500		Pub. Impvts. ST, Ser. B, 5.00%, 7/01/31	512,270
795		Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	186,920
100		Tax Fing., Sales Tax RB, Ser. A, 5.25%, 8/01/57	104,755
			2,656,932
		Total Long-Term Investments (cost $20,674,016)	21,198,003

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)
(Percentages shown are based on Net Assets)

Shares (000)		Description	Value
		MONEY MARKET FUND—0.8%
103	[4,5]	CMA New Jersey Mun. Money Fund, 2.99% (cost $102,827)	$102,827
Total Investments —153.2% (cost $20,776,8436)			$21,300,830
Other assets in excess of liabilities —0.8%			110,867
Preferred shares at redemption value, including dividends payable —(54.0)%			(7,504,675)
Net Assets Applicable to Common Shareholders —100%			$13,907,022

[1]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 7.4% of its net assets, with a current market value of $1,037,080, in securities restricted as to resale.

[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]	Represents an investment in an affiliate.

[5]	Represents current yield as of July 31, 2007.

[6]	Cost for federal income tax purposes is $20,779,688. The net unrealized appreciation on a tax basis is $521,142, consisting of $714,914 gross unrealized appreciation and $193,772 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
CONNIE LEE	— College Construction Loan Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
ST	— Special Tax

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: September 20, 2007